Risk Management (Details) - Narrative $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2024 CLP ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2024 CLP ($) data_point director	Dec. 31, 2024 USD ($) data_point director	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 USD ($)
Risk Management [Line Items]
Number of directors | director			11	11
Level of confidence percentage			99.00%	99.00%
Returns calculated time window period			2 years	2 years
Number of data points | data_point			520	520
Number of most recent data points | data_point			30	30
Value at risk estimated measuring period			100 days	100 days
Basis spread on variable rate			1.00%	1.00%
Basis spread on variable rate curve for real estate			0.57%	0.57%
Basis spread on variable rate change in nominal rates			1.00%	1.00%
Basis spread on variable rate for exchange rate			1.00%	1.00%
Inflation risk percentage			30.00%	30.00%
Long-term interest rate risk percentage			35.00%	35.00%
Short-term interest rate risk percentage			55.00%	55.00%
Total investment percentage			99.00%	99.00%
Impairment loss recognised in profit or loss	$ 353	$ 863			$ 22,175
Portfolios percentage			100.00%	100.00%
Credit loss allowance (in Pesos)			$ 89,994		93,614
Probabilities percentage			100.00%	100.00%
Lieu of payment (in Pesos)		35,622	$ 42,463		35,622
Lieu of payment, gross (in Pesos)		36,804	42,489		36,804
Lieu of payment, allowance (in Pesos)		$ 1,182	$ 26		$ 1,182
Derivative instruments amount (in Dollars)				$ 3
Derivative instruments percentage			25.00%	25.00%
Gradually implemented percentage					100.00%	100.00%
Maintain reserves percentage			40.00%	40.00%
Demand deposits percentage			20.00%	20.00%
Regulatory capital percentage			100.00%	100.00%
Maintain technical amount (in Dollars)				$ 0		$ 0
Capital to risk-weighted assets ratio			9.63%
Stage 2
Risk Management [Line Items]
Impairment loss recognised in profit or loss					$ 1,723,190
Chilean Market
Risk Management [Line Items]
Capital to risk-weighted assets ratio			12.13%
Chilean Central Bank
Risk Management [Line Items]
Capital to risk-weighted assets ratio			17.06%
Stage 1
Risk Management [Line Items]
Residual term of operation			2 years	2 years
Stage 2
Risk Management [Line Items]
Residual term of operation			2 years 6 months	2 years 6 months